Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Schedule of consolidated financial statements

	Jurisdiction	Nature of operations

Puebla Holdings Inc.	Canada	Holding company
Minera Gorrion, S.A. de C.V.	Mexico	Exploration company

Schedule of property, plant and equipment

Furniture, fixtures and other	20%
Computer hardware and software	30%
Geological library	20%
Field equipment	20%